Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment
	April 30,	January 31,
	2025	2025
Lab equipment	$144,585	$144,585
Machinery and equipment	1,389,756	1,384,432
Furniture and fixtures	19,643	19,643
	1,553,984	1,548,660
Less: Accumulated depreciation	(895,911)	(853,597)
Net Property and Equipment	$658,073	$695,063

	January 31,
	2025	2024
Lab equipment	$144,585	$144,585
Machinery and equipment	1,384,432	1,292,389
Furniture and fixtures	19,643	19,643
	1,548,660	1,456,617
Less: Accumulated depreciation
	(853,597)	(681,693)
Net Property and Equipment	$695,063	$774,924